REVERSE RECAPITALIZATION - Schedule of Reverse Recapitalization (Details) - USD ($) $ in Thousands			5 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 18, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization [Line Items]
Cash proceeds from ITHAX, net of redemptions		$ 8,548
Cash proceeds from PIPE Financing		70,000
Less: Cash payment of ITHAX transaction costs and underwriting fees		(7,357)
Less: Cash payment of Legacy Mondee transaction costs and advisory fees paid		(9,000)
Net cash proceeds upon the closing of the Business Combination and PIPE financing	$ 54,844	$ 62,191		$ 62,191
Less: Cash payment of ITHAX and Legacy Mondee transaction costs subsequent to closing of the Business Combination			$ (7,347)
Less: Non-cash net liabilities assumed from ITHAX	(3,105)
Less: Legacy Mondee transaction costs incurred and unpaid as of December 31, 2022	(3,274)
Net contributions from the Business Combination and PIPE financing as of December 31, 2022	$ 48,465
Total shares outstanding prior to and immediately after Business Combination (in shares)	82,266,160	74,747,218	82,266,160	82,266,160	60,800,000
Less: redemption of ITHAX Class A Ordinary Shares (in shares)		(23,311,532)
Shares issued from PIPE financing (in shares)		7,000,000
Total Shares from the Business Combination and PIPE Financing (in shares)		13,947,218
Legacy Mondee shares (in shares)		60,800,000
Merger earn-out shares (in shares)		9,000,000	9,000,000
Class A Common Stock
Reverse Recapitalization [Line Items]
Total shares outstanding prior to and immediately after Business Combination (in shares)	82,266,160		82,266,160	82,266,160	60,800,000	60,800,000
Merger earn-out shares (in shares)				7,400,000
Class A Ordinary
Reverse Recapitalization [Line Items]
Total shares outstanding prior to and immediately after Business Combination (in shares)	82,266,160		82,266,160	82,266,160
ITHAX | Class A Ordinary
Reverse Recapitalization [Line Items]
Total shares outstanding prior to and immediately after Business Combination (in shares)		24,825,000
ITHAX | Class B Ordinary
Reverse Recapitalization [Line Items]
Total shares outstanding prior to and immediately after Business Combination (in shares)		5,433,750